Fair Value Measurement - Fair Value Measurement Hierarchy for Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	¥ 13,218,760	$ 2,088,471	¥ 11,370,669
Financial liabilities	9,060,142	$ 1,431,438	7,581,144
Foreign Exchange Forward Contract [Member] | Derivatives not designated as hedges - foreign exchange forward contract [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities			140
Thakral Corporation Ltd [Member] | Quoted Equity Shares [Member] | Held for Trading Investment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	24,714		12,181
Quoted prices in active markets (Level 1) [Member] | Thakral Corporation Ltd [Member] | Quoted Equity Shares [Member] | Held for Trading Investment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets	¥ 24,714		12,181
Significant observable inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member] | Derivatives not designated as hedges - foreign exchange forward contract [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities			¥ 140